Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Voyage revenues (notes 6 and 12a)	$ 624,480	$ 597,831	$ 591,103
Voyage expenses	34,609	28,190	17,394
Vessel operating expenses (note 12a)	(192,149)	(124,626)	(116,396)
Time-charter hire expenses	9,396	23,487	23,564
Depreciation and amortization	(128,459)	(130,810)	(129,752)
General and administrative expenses (notes 12a and 17)	(25,470)	(41,040)	(26,904)
Restructuring charges (notes 12a and 18)	(2,651)	(3,223)	0
Gain (Loss) on Sale of Assets and Asset Impairment Charges	(54,397)	0	(51,000)
Income from vessel operations	177,349	246,455	226,093
Equity income (notes 7 and 12a)	118,432	115,399	72,233
Interest expense	(137,129)	(118,618)	(132,806)
Interest income (note 7a)	8,132	5,945	6,884
Realized and unrealized gain (loss) on non-designated derivative instruments (note 13)	65,668	8,523	(33,334)
Foreign currency exchange gain (loss) (notes 10 and 13)	25,478	8,612	(21,356)
Other expense (notes 1, 3b and 5a)	(8,192)	(3,882)	(16,910)
Net income before income tax expense	249,738	262,434	100,804
Income tax expense (notes 11 and 14c)	(8,185)	(6,886)	(3,492)
Net income	241,553	255,548	97,312
Preferred unitholders' interest in net income	25,606	25,702	25,702
General partner's interest in net income	740	3,808	1,023
Net Income (Loss) Available to Common Stockholders, Basic	197,746
Company / Limited partners’ interest in net income		213,138	60,632
Noncontrolling Interest
Income Statement [Abstract]
Net income	14,966	12,900	9,955
Non-controlling interest in net income	17,461	12,900	9,955
Non-controlling interest in net income	$ (17,461)	$ (12,900)	$ (9,955)